--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II

                                 Annual Report

                          Year Ended November 30, 2002
                      ------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.............................        1
    Management's Discussion and Analysis..........        2
    Statement of Assets and Liabilities...........        4
    Statement of Operations.......................        5
    Statements of Changes in Net Assets...........        6
    Financial Highlights..........................        7
    Notes to Financial Statements.................        8
    Report of Independent Certified Public
     Accountants..................................       11

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING
  MARKETS SERIES
    Performance Chart.............................       12
    Schedule of Investments.......................       13
    Statement of Assets and Liabilities...........       19
    Statement of Operations.......................       20
    Statements of Changes in Net Assets...........       21
    Financial Highlights..........................       22
    Notes to Financial Statements.................       23
    Report of Independent Certified Public
     Accountants..................................       26

FUND MANAGEMENT...................................       27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
Emerging Markets Portfolio II vs.
MSCI Emerging Markets Free Index (price-only)
September 1997-November 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

                            MSCI EMERGING
        EMERGING MARKETS     MARKETS FREE
          PORTFOLIO II    INDEX (PRICE-ONLY)
                  $9,950             $10,000
Sep-97           $10,366             $10,261
Oct-97            $8,848              $8,569
Nov-97            $8,432              $8,251
Dec-97            $8,373              $8,431
Jan-98            $8,226              $7,763
Feb-98            $9,021              $8,569
Mar-98            $9,350              $8,912
Apr-98            $9,202              $8,798
May-98            $8,147              $7,565
Jun-98            $7,432              $6,756
Jul-98            $7,738              $6,946
Aug-98            $5,787              $4,912
Sep-98            $5,809              $5,210
Oct-98            $6,763              $5,752
Nov-98            $7,455              $6,224
Dec-98            $7,673              $6,111
Jan-99            $7,500              $6,008
Feb-99            $7,581              $6,062
Mar-99            $8,270              $6,842
Apr-99            $9,774              $7,678
May-99            $9,786              $7,610
Jun-99           $10,727              $8,457
Jul-99           $10,566              $8,215
Aug-99           $10,531              $8,284
Sep-99           $10,198              $7,993
Oct-99           $10,589              $8,156
Nov-99           $11,577              $8,884
Dec-99           $13,355             $10,003
Jan-00           $13,159             $10,043
Feb-00           $12,812             $10,172
Mar-00           $12,915             $10,206
Apr-00           $12,082              $9,224
May-00           $11,423              $8,823
Jun-00           $11,666              $9,105
Jul-00           $10,983              $8,626
Aug-00           $11,111              $8,656
Sep-00           $10,312              $7,889
Oct-00            $9,663              $7,313
Nov-00            $9,061              $6,670
Dec-00            $9,542              $6,822
Jan-01           $10,533              $7,746
Feb-01            $9,578              $7,134
Mar-01            $8,610              $6,400
Apr-01            $8,995              $6,698
May-01            $9,065              $6,756
Jun-01            $8,867              $6,599
Jul-01            $8,552              $6,166
Aug-01            $8,633              $6,094
Sep-01            $7,212              $5,138
Oct-01            $7,422              $5,454
Nov-01            $8,250              $6,018
Dec-01            $8,885              $6,487
Jan-02            $9,393              $6,698
Feb-02            $9,263              $6,801
Mar-02            $9,666              $7,182
Apr-02            $9,760              $7,211
May-02            $9,512              $7,077
Jun-02            $8,780              $6,535
Jul-02            $8,354              $6,021
Aug-02            $8,377              $6,109
Sep-02            $7,491              $5,438
Oct-02            $7,798              $5,787
Nov-02            $8,401              $6,179

         ANNUALIZED                 ONE           FIVE           FROM
         TOTAL RETURN (%)           YEAR         YEARS      SEPTEMBER 1997
         -----------------------------------------------------------------
                                    1.33         -0.17          -3.26

[SIDE NOTE]
- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

Prior to April 2002, the returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2002

    International equity markets were generally weak for the period under review. Expressed in local currencies, prices fell in all of the ten largest country constituents of the MSCI EAFE Index, and losses exceeded 15% in seven of the ten largest markets. Net returns were enhanced by strength in the euro, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -20.37% in local currency and -12.50% in U.S. dollars.

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002 (U.S. DOLLARS)
         ----------------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
MSCI EAFE Small Cap Index...................................          -10.16%
Salomon Extended Market Index -- EPAC (small companies).....           -7.13%
MSCI EAFE Value Index.......................................          -11.54%
MSCI EAFE Index (net dividends).............................          -12.50%
MSCI EAFE Growth Index......................................          -13.52%

    Returns in emerging markets were higher on average than in developed country markets, although results varied widely among individual countries. For the period under review, total return was 4.75% for the MSCI Emerging Markets Free Index (net dividends), and -12.50% for the MSCI EAFE Index (net dividends).

                 % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
                 -------------------------------------------
                                                                   TOTAL
                                                                  RETURNS
COUNTRY                                                          (U.S. $)
-------                                                       ---------------
Hungary.....................................................           31.01%
Thailand....................................................           21.80%
Indonesia...................................................           19.67%
So. Korea...................................................           18.55%
Turkey......................................................            9.90%
Poland......................................................            5.71%
Malaysia....................................................           -1.41%
Mexico......................................................           -3.69%
Philippines.................................................           -9.97%
Israel......................................................          -10.76%
Chile.......................................................          -13.76%
Argentina...................................................          -26.96%
Brazil......................................................          -44.49%

--------------
Source: DataStream International

EMERGING MARKETS PORTFOLIO II

    The Emerging Markets Portfolio II seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 442 stocks in fourteen countries. Throughout the twelve-month period ending November 30, 2002, the Master Fund was essentially fully invested in equities: cash equivalents averaged less than 3.0% of Fund assets.

    Allocations reflect a weighting scheme targeting equal country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight, due to their small size and low liquidity relative to other emerging markets. As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in emerging market stock markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, emerging markets stocks outperformed developed-country stocks, with stocks in Thailand, Indonesia, and Korea delivering the strongest results. Total returns were -12.50% for the MSCI EAFE Index (net dividends), 4.75% for the MSCI Emerging Markets Free Index (net dividends), 2.69% for the MSCI Emerging Markets Free Index (price-only), and 1.83% for the Emerging Markets Portfolio II.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The Emerging Markets Series of The
  DFA Investment Trust Company (Cost $10,795)++ at
  Value+..........................................  $   9,219
Receivable for Investment Securities Sold.........        143
Prepaid Expenses and Other Assets.................          9
                                                    ---------
    Total Assets..................................      9,371
                                                    ---------

LIABILITIES:
Payable for Fund Shares Redeemed..................        142
Accrued Expenses and Other Liabilities............         18
                                                    ---------
    Total Liabilities.............................        160
                                                    ---------
NET ASSETS........................................  $   9,211
                                                    =========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  1,296,087
                                                    =========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    7.11
                                                    =========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  13,639
Accumulated Net Investment Income (Loss)..........         66
Accumulated Realized Foreign Exchange Gain
  (Loss)..........................................     (2,884)
Accumulated Net Realized Gain (Loss)..............         (9)
Deferred Thailand Capital Gains Tax...............        (25)
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................     (1,576)
                                                    ---------
    Total Net Assets..............................  $   9,211
                                                    =========

--------------

  +  See Note B to financial statements.
 ++  The cost for federal income tax purposes is $10,877.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $29)..........................................  $ 190
  Interest........................................      5
  Expenses Allocated from Master Fund.............    (33)
                                                    -----
        Total Investment Income...................    162
                                                    -----
EXPENSES
  Administrative Services.........................     39
  Accounting & Transfer Agent Fees................      2
  Legal Fees......................................      1
  Filing Fees.....................................     16
  Shareholders' Reports...........................      7
  Organizational Costs............................      5
                                                    -----
        Total Expenses............................     70
        Less: Fees Waived and/or Expenses
        Reimbursed................................    (39)
                                                    -----
        Net Expenses..............................     31
                                                    -----
  NET INVESTMENT INCOME (LOSS)....................    131
                                                    -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   (663)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................     (9)
  Change in Unrealized Appreciation (Depreciation)
    of
    Investment Securities and Foreign Currency....    627
  Deferred Thailand Capital Gains Tax.............    (25)
                                                    -----

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................    (70)
                                                    -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $  61
                                                    =====

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR      YEAR
                                           ENDED     ENDED
                                          NOV. 30,  NOV. 30,
                                            2002      2001
                                          --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   131   $   155
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (663)     (593)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............       (9)      (19)
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and Foreign
      Currency..........................      627      (453)
  Deferred Thailand Capital Gains Tax...      (25)       --
  Translation of Foreign Currency
    Denominated Amounts.................       --         2
                                          -------   -------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................       61      (908)
                                          -------   -------
Distributions From:
  Net Investment Income.................     (136)      (75)
  Net Short-Term Gains..................       --        --
  Net Long-Term Gains...................       --        --
                                          -------   -------
        Total Distributions.............     (136)      (75)
                                          -------   -------
Capital Share Transactions (1):
  Shares Issued.........................    8,781     4,549
  Shares Issued in Lieu of Cash
    Distributions.......................      136        75
  Shares Redeemed.......................   (9,199)   (4,543)
                                          -------   -------
        Net Increase (Decrease) from
          Capital Share Transactions....     (282)       81
  Capital Contribution from Sponsor.....       --         5
                                          -------   -------
        Total Increase (Decrease).......     (357)     (897)
NET ASSETS
  Beginning of Period...................    9,568    10,465
                                          -------   -------
  End of Period.........................  $ 9,211   $ 9,568
                                          =======   =======
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................    1,213       599
    Shares Issued in Lieu of Cash
      Distributions.....................       19         9
    Shares Redeemed.....................   (1,288)     (593)
                                          -------   -------
                                              (56)       15
                                          =======   =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         EMERGING MARKETS PORTFOLIO II
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             YEAR         YEAR         YEAR         YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED        ENDED
                           NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                             2002         2001         2000         1999         1998
                           ---------    ---------    ---------    ---------    ---------
Net Asset Value,
  Beginning of Period....   $ 7.08       $ 7.83       $ 10.08      $  6.57      $ 7.50
                            ------       ------       -------      -------      ------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............     0.09         0.10          0.09         0.09        0.07
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......     0.04        (0.79)        (2.26)        3.50       (0.94)
                            ------       ------       -------      -------      ------
Total from Investment
  Operations.............     0.13        (0.69)        (2.17)        3.59       (0.87)
                            ------       ------       -------      -------      ------
LESS DISTRIBUTIONS
  Net Investment
    Income...............    (0.10)       (0.06)        (0.08)       (0.08)      (0.06)
  Net Realized Gains.....       --           --            --           --          --
                            ------       ------       -------      -------      ------
Total Distributions......    (0.10)       (0.06)        (0.08)       (0.08)      (0.06)
                            ------       ------       -------      -------      ------
Net Asset Value, End of
  Period.................   $ 7.11       $ 7.08       $  7.83      $ 10.08      $ 6.57
                            ======       ======       =======      =======      ======
Total Return.............     1.83%       (8.96)%      (21.73)%      55.31%     (11.59)%

Net Assets, End of Period
  (thousands)............   $9,211       $9,568       $10,465      $13,476      $6,337
Ratio of Expenses to
  Average Net
  Assets (1).............     0.65%        0.93%         0.82%(a)     0.76%(a)    1.21%(a)
Ratio of Expenses to
  Average Net Assets
  (excluding waivers and
  assumption of
  expenses) (1)..........     1.05%        1.33%         1.22%(a)     1.16%(a)    1.61%(a)
Ratio of Net Investment
  Income to Average Net
  Assets.................     1.34%        1.49%         0.98%        0.94%       1.00%
Ratio of Net Investment
  Income to Average Net
  Assets (excluding
  waivers and assumption
  of expenses)...........     0.94%        1.09%         0.58%        0.54%       0.60%
Portfolio Turnover
  Rate...................      N/A          N/A           N/A          N/A         N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................        8%           6%           12%          16%         10%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which the Emerging Markets Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series" or the "Master Fund"), a series of The DFA Investment Trust Company. At November 30, 2002, the Portfolio owned 3% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $42.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees. For the year ended November 30, 2002, the Advisor waived fees in the amount of $39,028.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

    Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a registered investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $ 1,769
Gross Unrealized Depreciation.....................   (3,427)
                                                    -------
    Net...........................................  $(1,658)
                                                    =======

    At November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $2,751,000, with $1,490,000 expiring on November 30, 2007, $592,000 expiring on November 30, 2009, and $669,000 expiring on November 30, 2010.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time.

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the year ended November 30, 2002.

F. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Portfolio were sold at a public offering price which was equal to the current net asset value of the shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital. The reimbursement fees for the Portfolio were .50% of the net asset value of their shares. Effective March 30, 2002, reimbursement fees are no longer charged.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF EMERGING MARKETS PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         THE EMERGING    MSCI EMERGING MARKETS
        MARKETS SERIES  FREE INDEX (PRICE-ONLY)
                $9,850                  $10,000
May-94         $10,175                  $10,320
Jun-94         $10,057                  $10,018
Jul-94         $10,805                  $10,635
Aug-94         $11,780                  $11,942
Sep-94         $11,908                  $12,066
Oct-94         $11,564                  $11,832
Nov-94         $11,200                  $11,204
Dec-94         $10,392                  $10,296
Jan-95          $9,427                   $9,194
Feb-95          $9,378                   $8,950
Mar-95          $9,791                   $8,985
Apr-95         $10,274                   $9,371
May-95         $11,003                   $9,844
Jun-95         $11,072                   $9,853
Jul-95         $11,515                  $10,059
Aug-95         $11,082                   $9,809
Sep-95         $10,875                   $9,749
Oct-95         $10,510                   $9,367
Nov-95         $10,466                   $9,191
Dec-95         $10,783                   $9,581
Jan-96         $11,947                  $10,253
Feb-96         $11,698                  $10,073
Mar-96         $11,798                  $10,133
Apr-96         $12,136                  $10,502
May-96         $12,136                  $10,429
Jun-96         $12,236                  $10,472
Jul-96         $11,191                   $9,738
Aug-96         $11,509                   $9,973
Sep-96         $11,757                  $10,045
Oct-96         $11,499                   $9,770
Nov-96         $11,907                   $9,922
Dec-96         $12,066                   $9,954
Jan-97         $13,300                  $10,624
Feb-97         $13,469                  $11,072
Mar-97         $13,090                  $10,754
Apr-97         $12,582                  $10,735
May-97         $13,209                  $11,014
Jun-97         $13,756                  $11,580
Jul-97         $13,775                  $11,729
Aug-97         $11,766                  $10,223
Sep-97         $12,254                  $10,490
Oct-97         $10,444                   $8,760
Nov-97          $9,897                   $8,435
Dec-97          $9,817                   $8,619
Jan-98          $9,639                   $7,936
Feb-98         $10,583                   $8,760
Mar-98         $10,952                   $9,111
Apr-98         $10,783                   $8,994
May-98          $9,540                   $7,734
Jun-98          $8,694                   $6,907
Jul-98          $9,053                   $7,101
Aug-98          $6,765                   $5,022
Sep-98          $6,775                   $5,326
Oct-98          $7,880                   $5,880
Nov-98          $8,675                   $6,363
Dec-98          $8,924                   $6,247
Jan-99          $8,706                   $6,142
Feb-99          $8,795                   $6,197
Mar-99          $9,591                   $6,994
Apr-99         $11,302                   $7,849
May-99         $11,292                   $7,779
Jun-99         $12,397                   $8,646
Jul-99         $12,208                   $8,398
Aug-99         $12,158                   $8,468
Sep-99         $11,761                   $8,171
Oct-99         $12,218                   $8,338
Nov-99         $13,342                   $9,082
Dec-99         $15,371                  $10,226
Jan-00         $15,133                  $10,267
Feb-00         $14,735                  $10,399
Mar-00         $14,825                  $10,433
Apr-00         $13,870                   $9,430
May-00         $13,105                   $9,020
Jun-00         $13,373                   $9,308
Jul-00         $12,587                   $8,819
Aug-00         $12,727                   $8,849
Sep-00         $11,812                   $8,065
Oct-00         $11,065                   $7,477
Nov-00         $10,369                   $6,819
Dec-00         $10,926                   $6,974
Jan-01         $12,050                   $7,919
Feb-01         $10,966                   $7,293
Mar-01          $9,881                   $6,543
Apr-01         $10,319                   $6,847
May-01         $10,389                   $6,907
Jun-01         $10,170                   $6,747
Jul-01          $9,822                   $6,303
Aug-01          $9,912                   $6,230
Sep-01          $8,289                   $5,253
Oct-01          $8,538                   $5,576
Nov-01          $9,483                   $6,152
Dec-01         $10,219                   $6,632
Jan-02         $10,786                   $6,848
Feb-02         $10,647                   $6,952
Mar-02         $11,104                   $7,343
Apr-02         $11,224                   $7,372
May-02         $10,936                   $7,235
Jun-02         $10,110                   $6,681
Jul-02          $9,623                   $6,156
Aug-02          $9,653                   $6,245
Sep-02          $8,637                   $5,560
Oct-02          $8,996                   $5,916
Nov-02          $9,682                   $6,317

         ANNUALIZED                 ONE           FIVE        FROM
         TOTAL RETURN (%)           YEAR         YEARS      MAY 1994
         ------------------------------------------------------------
                                    1.59         -0.54        -0.38

[SIDE NOTE]
- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                             SHARES          VALUE+
                                             ------          ------
TURKEY -- (11.4%)
COMMON STOCKS -- (11.4%)
 *Akbank................................  1,185,341,391   $  4,929,293
 *Anadolu Efes Biracilik ve Malt Sanayi
   A.S..................................     80,998,584      1,552,604
 *Arcelik A.S...........................    475,587,435      4,944,377
 Aygaz..................................    179,999,520      1,345,025
 *BSH Profilo Elektrikli Gerecler
   Sanayii A.S..........................      4,725,086         90,572
 *Dogan Sirketler Grubu Holdings A.S....    352,029,978        440,323
 *Dogan Yayin Holding...................    112,953,480        223,852
 Enka Insaat Ve Sanayi A.S..............     83,056,850      2,590,466
 *Eregli Demir ve Celik Fabrikalari Turk
   A.S..................................    145,031,000      2,049,658
 *Ford Otomotiv Sanayi A.S..............    180,747,500      2,202,088
 *Hurriyet Gazette......................    197,308,947        705,132
 *Koc Holding A.S.......................    296,735,974      4,241,838
 Migros Turk A.S........................     30,018,025      1,950,488
 Tat Konserve...........................              7              0
 *Tofas Turk Otomobil Fabrikasi A.S.....    557,412,222      1,539,312
 Tupras-Turkiye Petrol Rafineleri A.S...    250,447,950      1,708,708
 *Turk Sise ve Cam Fabrikalari A.S......    202,437,924        299,250
 *Turkiye Garanti Bankasi A.S...........  1,492,388,511      2,763,681
 *Turkiye Is Bankasi A.S. Series C......    910,733,850      3,668,972
 *Vestel Elektronik Sanayi Ticaret
   A.S..................................    179,241,000        512,450
 *Yapi ve Kredi Bankasi A.S.............  1,232,184,338      1,361,087
                                                          ------------
TOTAL -- TURKEY
  (Cost $27,220,681)....................                    39,119,176
                                                          ------------
SOUTH KOREA -- (10.2%)
COMMON STOCKS -- (10.2%)
 *Cho Hung Bank Co., Ltd................        135,810        530,881
 *Daewoo Securities Co., Ltd............         56,445        244,692
 *Hyundai Heavy Industries Co., Ltd.....         11,960        210,258
 Hyundai Motor Co., Ltd.................         95,919      2,785,321
 Hyundai Securities Co., Ltd............         49,011        278,557
 Kookmin Bank...........................        139,085      5,287,243
 *Koram Bank, Ltd.......................         32,610        239,837
 Korea Electric Power Corp..............        128,020      2,075,857
 Korea Gas..............................         15,450        309,320
 Korea Mobile Telecommunications
   Corp.................................          1,670        343,326
 LG Chemical Investment, Ltd............         37,347        261,081
 LG Chemical, Ltd.......................         28,206      1,029,067
 LG Electronics, Inc....................         40,666        504,645
 LG Securities Co., Ltd.................         16,100        235,090
 POSCO..................................          6,110        629,324
 S-Oil Corp.............................         49,290        770,698
 S1 Corp................................         16,638        299,381
 SK Corp., Ltd..........................         55,584        703,566
 Samsung Corp...........................         31,080        200,558
 Samsung Electro-Mechanics Co., Ltd.....         32,707      1,471,984
 Samsung Electronics Co., Ltd...........         36,128     11,566,937
 Samsung Fire and Marine Insurance,
   Ltd..................................         21,719      1,331,440
 Samsung SDI Co., Ltd...................         20,352      1,473,257
                                             SHARES          VALUE+
                                             ------          ------
 Shinhan Financial Group Co., Ltd.......        151,242   $  1,776,741
 Shinsegae Co., Ltd.....................          2,800        447,073
                                                          ------------
TOTAL -- SOUTH KOREA
  (Cost $12,421,874)....................                    35,006,134
                                                          ------------
ISRAEL -- (8.0%)
COMMON STOCKS -- (8.0%)
 Africa-Israel Investments, Ltd.........          2,840        263,714
 Africa-Israel Investments, Ltd.........            155        132,390
 Agis Industries (1983), Ltd............         21,736        204,874
 American Israeli Paper Mills, Ltd......          3,291        108,614
 *Bank Hapoalim, Ltd....................      1,416,140      2,236,331
 *Bank Leumi Le-Israel..................      1,628,469      1,933,982
 *Bezek, Ltd............................      2,464,114      2,624,748
 Blue Square Chain Stores Properties
   Investment...........................         46,103        421,454
 *Blue Square Israel, Ltd...............         16,186        141,697
 *CLAL Industries, Ltd..................        206,838        702,662
 CLAL Insurance, Ltd....................         65,284        846,950
 *Delek Group, Ltd......................          4,584        278,117
 *Discount Investment Corp..............         15,100        324,871
 *Elbit Medical Imaging.................         17,319        100,121
 Elbit Systems, Ltd.....................         39,819        664,792
 Elite Industries, Ltd..................          5,700        160,282
 *Elron Electronic Industries, Ltd......         27,495        201,246
 *First International Bank of Israel....         48,660        161,118
 *First International Bank of Israel,
   Ltd..................................        347,200        265,181
 *IDB Bankholding Corp., Ltd............         36,578        685,452
 *IDB Development Corp., Ltd.
   Series A.............................         72,515      1,315,193
 Industrial Building Corp., Ltd.........        277,150        213,646
 Israel Chemicals, Ltd..................      1,570,726      1,801,198
 *Israel Corp. Series A.................          5,500        555,088
 *Koor Industries, Ltd..................         25,970        358,719
 M.A.Industries, Ltd....................        386,061        663,646
 *Matav Cable Israel....................         19,027        111,960
 Migdal Insurance Holdings..............        609,807        565,200
 Osem Investment, Ltd...................        103,443        678,121
 Property and Building Corp., Ltd.......          3,973        208,053
 Super-Sol, Ltd. Series B...............        210,226        440,534
 Teva Pharmaceutical Industries, Ltd....         98,020      7,760,620
 *United Mizrahi Bank, Ltd..............        155,432        372,194
                                                          ------------
TOTAL -- ISRAEL
  (Cost $23,421,534)....................                    27,502,768
                                                          ------------
INDONESIA -- (8.0%)
COMMON STOCKS -- (8.0%)
 *PT Astra International Tbk............      2,976,000        828,739
 *PT Bank Lippo Tbk.....................     32,812,000        127,922
 PT Bimantara Citra.....................        589,000        164,021
 PT Gudang Garam Tbk....................      4,695,500      4,001,178
 PT Hanjaya Mandala Sampoerna Tbk.......     13,377,500      4,731,113
 *PT Indocement Tunggal Prakarsa........      3,090,000        240,936
 PT Indofood Sukses Makmur Tbk..........     11,716,400        750,424
 PT Indosat (Persero) Tbk...............      2,993,500      2,784,263
 *PT Lippo Land Development Tbk.........        166,500         10,664
 PT Makindo Tbk.........................      2,236,500        376,798
 PT Medco Energi International Tbk......      9,514,000      1,165,737
 *PT Panasia Indosyntec Tbk.............         75,100          1,861

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 PT Ramayana Lestari Sentosa Tbk........      4,004,000   $  1,081,560
 *PT Sari Husada Tbk....................         13,793         16,516
 PT Semen Gresik Tbk....................      1,739,502      1,404,777
 PT Telekomunikasi Indonesia (Persero)
   Series B.............................     18,576,820      7,345,888
 PT Unilever Indonesia Tbk..............      1,206,500      2,412,328
                                                          ------------
TOTAL -- INDONESIA
  (Cost $40,436,609)....................                    27,444,725
                                                          ------------
MALAYSIA -- (8.0%)
COMMON STOCKS -- (8.0%)
 AMMB Holdings Berhad...................        240,362        247,952
 *Aokam Perdana Berhad..................            333              5
 Berjaya Sports Toto Berhad.............        259,000        212,653
 British American Tobacco Berhad........        167,000      1,549,145
 *Celcom (Malaysia) Berhad..............        528,000        333,474
 Commerce Asset Holding Berhad..........        706,000        561,084
 *Digi.Com Berhad.......................         68,862         48,566
 Gamuda Berhad..........................        183,000        264,868
 Genting Berhad.........................        341,000      1,193,500
 Golden Hope Plantations Berhad.........        632,000        490,632
 Hong Leong Bank Berhad.................        523,250        638,916
 Hong Leong Credit Berhad...............        584,429        618,264
 IOI Corp. Berhad.......................        529,000        800,461
 Kuala Lumpur Kepong Berhad.............        412,500        673,026
 *MBF Holdings Berhad...................        141,000          7,607
 Magnum Corp. Berhad....................        937,500        542,763
 Malakoff Berhad........................        468,000        495,095
 Malayan Banking Berhad.................      1,369,500      2,612,862
 Malayan Cement Berhad..................        661,000        133,939
 *Malaysian Airlines System Berhad......        298,000        232,126
 Malaysian International Shipping Corp.
   (Foreign)............................        181,666        320,306
 Malaysian Pacific Industries...........         84,000        294,000
 Nestle (Malaysia) Berhad...............        146,000        745,368
 Oyl Industries Berhad..................         74,000        393,368
 Palmco Holdings Berhad.................         22,041         20,881
 Perusahaan Otomobil Nasional Berhad....        338,000        693,789
 Petronas Dagangan Berhad...............        147,000        210,829
 Petronas Gas Berhad....................      1,065,000      1,751,645
 Public Bank Berhad (Foreign)...........      2,173,922      1,384,445
 RHB Capital Berhad.....................      1,104,000        461,937
 Resorts World Berhad...................        681,000      1,621,855
 *Silverstone Berhad....................          9,240              0
 Sime Darby Berhad (Malaysia)...........      1,208,800      1,558,716
 Southern Bank Berhad...................         48,440         24,857
 Southern Bank Berhad (Foreign).........        143,437         68,699
 Telekom Malaysia Berhad................      1,379,000      2,612,842
 Tenaga Nasional Berhad.................      1,222,000      2,829,895
 YTL Corp. Berhad.......................        931,362        779,403
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $32,467,300)....................                    27,429,773
                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
 *Commerce Asset Holding Berhad Rights
   12/18/02
   (Cost $0)............................         88,250              0
                                                          ------------
TOTAL -- MALAYSIA
  (Cost $32,467,300)....................                    27,429,773
                                                          ------------
                                             SHARES          VALUE+
                                             ------          ------
TAIWAN -- (7.8%)
COMMON STOCKS -- (7.7%)
 *Accton Technology Corp................         89,975   $    108,497
 Acer, Inc..............................        414,001        370,854
 *Advanced Semiconductor Engineering,
   Inc..................................        585,000        384,625
 Advantech Co., Ltd.....................         51,200         94,815
 Ambit Microsystems Corp................         55,320        191,388
 Amtran Technology Co., Ltd.............         56,000         62,705
 *Arima Computer Corp...................        178,800         67,762
 Asia Cement Corp.......................        326,000        121,209
 *Askey Computer Co., Ltd...............         56,000         63,026
 Asustek Computer, Inc..................        359,000        731,811
 *Au Optronics Corp.....................        715,000        480,362
 *Benq Corp.............................        298,000        393,569
 CMC Magnetics Corp.....................        467,400        210,686
 *Cathay Real Estate Development Co.,
   Ltd..................................        109,000         24,723
 Chang Hwa Commercial Bank..............        621,760        287,405
 Cheng Shin Rubber Industry Co., Ltd....        158,980        182,578
 Cheng Uei Precision Industry Co.,
   Ltd..................................         35,650         78,813
 *Chicony Electronics Co., Ltd..........         39,000         50,388
 China Airlines.........................        456,890        196,766
 China Motor Co., Ltd...................        225,125        336,104
 China Steel Corp.......................      1,668,120        924,338
 *Chungwa Picture Tubes Co., Ltd........      1,008,000        377,674
 Compal Electronics.....................        458,400        505,385
 *Compeq Manufacturing Co., Ltd.........        131,300         97,259
 *Cosmos Bank Taiwan....................        252,000         86,098
 D-Link Corp............................         82,100         77,079
 Delta Electronics Industrial Co.,
   Ltd..................................        249,550        324,565
 *E Sun Financi.........................        444,000        147,872
 Elitegroup Computer Systems Co.,
   Ltd..................................         77,500        154,644
 Eternal Chemical Co., Ltd..............         93,000         61,413
 *Eva Airways Corp......................        396,000        169,406
 Evergreen Marine Corp., Ltd............        378,120        159,585
 Far East Textile, Ltd..................        614,000        227,407
 First Commercial Bank..................        687,000        435,909
 Formosa Chemicals & Fiber Co., Ltd.....        751,640        733,728
 Formosa Plastics Corp..................        815,720      1,009,403
 Formosa Taffeta Co., Ltd...............        236,120         95,248
 Fu Sheng Industria.....................         80,000        101,062
 *Fubon Financi.........................        419,000        330,821
 *Fuh-Hwa Financial Holding Co., Ltd....        474,000        128,605
 Giga-Byte Technology Co., Ltd..........         84,000        138,674
 *Grand Commercial Bank.................        256,000         60,637
 Hon Hai Precision Industry Co., Ltd....        343,450      1,286,828
 Hotai Motor Co., Ltd...................         87,000         71,938
 *International Bank of Taipei..........        306,783        131,239
 International Commercial Bank of
   China................................        372,300        224,470
 Inventec Corp..........................        329,600        199,671
 Kinpo Electronics, Inc.................        172,000         97,284
 *Lite-On Technology Corp...............         67,592         91,209
 *Macronix International Co., Ltd.......        663,500        264,790
 Media Tek, Inc.........................         82,400        690,807
 *Micro-Star International..............        100,000        195,234
 Mitac International Corp...............        166,000         68,630
 *Mosel Vitelic Inc. Co., Ltd...........        518,000         93,695
 Nan Ya Plastic Corp....................      1,122,600        992,709

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 *Nanya Technology Co., Ltd.............        539,796   $    387,450
 Nien Hsing Textile Co., Ltd............         95,000         82,099
 *Pacific Electric Wire & Cable Corp....        233,200         19,751
 Pihsiang Machinery Mfg. Co., Ltd.......         31,200         94,953
 *Pou Chen Corp.........................        293,405        250,190
 Premier Image Technology Corp..........         78,000        127,649
 President Chain Store Corp.............        138,424        212,624
 Quanta Computer, Inc...................        443,050        877,704
 Realtek Semiconductor Corp.............         94,100        279,625
 Ritek Corp.............................        376,750        187,131
 *Shin Kong Fin.........................        436,000        102,021
 *Silicon Integrated Systems Corp.......        171,000        117,829
 *Siliconware Precision Industries Co.,
   Ltd..................................        339,000        191,740
 Sunplus Technology Co., Ltd............        124,500        275,237
 Synnex Tech International Corp.........        118,000        186,334
 *Systex Corp., Ltd.....................        145,000         77,017
 Taipei Bank............................         70,720         60,507
 *Taishin Financial Holdings Co.,
   Ltd..................................        414,000        191,369
 *Taiwan Business Bank..................        508,000         84,594
 *Taiwan Cement Corp....................        390,880        117,275
 Taiwan Glass Ind. Corp.................        191,000        120,643
 *Taiwan Semiconductor Manufacturing
   Co., Ltd.............................      2,173,000      3,150,631
 *Taiwan Styrene Monomer Corp...........         77,000         68,975
 *Tatung Co., Ltd.......................        673,000        157,478
 *Teco Electric & Machinery Co., Ltd....        309,000         93,152
 Transcend Information, Inc.............         26,200         53,784
 Uni-President Enterprises Corp.........        619,020        200,830
 *United Microelectronics Corp..........      2,396,300      1,768,157
 United World Chinese Commercial Bank...        277,200        165,540
 Via Technologies, Inc..................        214,520        269,151
 *Walsin Lihwa Corp.....................        578,000        142,716
 Wan Hai Lines Co., Ltd.................        210,000        141,688
 *Winbond Electronics Corp..............        796,000        390,801
 *Ya Hsin Industrial Co., Ltd...........         67,350         69,806
 *Yageo Corp............................        405,440        124,554
 *Yang Ming Marine Transport Corp.......        293,000         71,084
 *Yieh Phui Enterprise Co., Ltd.........        145,000         82,845
 Yulon Motor Co., Ltd...................        329,200        349,710
 *Zyxel Communication Corp..............         48,000        110,250
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $28,099,030)....................                    26,648,296
                                                          ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Taiwan Dollar
   (Cost $279,069)......................                       278,515
                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
 *Eva Airways Rights 12/11/02
   (Cost $0)............................         27,808              0
                                                          ------------
TOTAL -- TAIWAN
  (Cost $28,378,099)....................                    26,926,811
                                                          ------------
MEXICO -- (7.6%)
COMMON STOCKS -- (7.6%)
 America Movil S.A. de C.V. Series L....      4,042,000      3,047,258
 *America Telecom S.A. de C.V.
   Series A.............................        913,071        594,659
                                             SHARES          VALUE+
                                             ------          ------
 Apasco S.A. de C.V.....................         69,000   $    394,909
 *Carso Global Telecom S.A. de C.V.
   Telecom Series A1....................        913,071      1,018,128
 Cementos de Mexico S.A. de C.V.
   Series B.............................        425,665      1,969,973
 Coca Cola Femsa S.A. de C.V.
   Series L.............................        103,600        241,263
 Controladora Comercial Mexicana S.A. de
   C.V. Series B........................        365,700        205,693
 *Corporacion Interamericana de
   Entramiento S.A. de C.V. Series B....         75,000        126,554
 Desc S.A. de C.V. Series B.............        365,000        144,070
 Desc S.A. de C.V. Series C.............          6,905          2,289
 El Puerto de Liverpool S.A.
   Series C1............................        339,500        377,055
 Embotelladora Arca SA de CV , Mexico...         28,000         49,734
 *Empresas ICA Sociedad Controladora
   S.A. de C.V..........................        207,900         29,131
 *Empresas la Moderna S.A. de C.V.
   Series A.............................        120,000         66,311
 Fomento Economico Mexicano Series B &
   D....................................        363,000      1,353,998
 *Gruma S.A. de C.V. Series B...........         90,406         87,471
 *Grupo Carso S.A. de C.V. Series A-1..         223,000        569,933
 Grupo Continental S.A..................        138,600        205,835
 *Grupo Elektra S.A. de C.V.............         60,000        164,003
 *Grupo Financiero BBva Bancomer 'B'
   Shares...............................      2,168,672      1,677,759
 Grupo Financiero del Norte S.A.
   Series C.............................        119,000        274,191
 *Grupo Financiero GBM Atlantico S.A. de
   C.V. Series L........................         10,280              0
 *Grupo Financiero Inbursa S.A. de C.V.
   Series O.............................        768,097        651,830
 *Grupo Gigante S.A. de C.V. Series B..         115,778         47,984
 Grupo Industrial Alfa S.A. Series A....        150,290        244,700
 Grupo Industrial Bimbo S.A. de C.V.
   Series A.............................        340,000        513,322
 Grupo Industrial Maseca S.A. de C.V.
   Series B.............................        229,000         88,129
 Grupo Modelo S.A. de C.V. Series C.....        672,300      1,684,400
 *Grupo Televisa S.A. (Certificate
   Representing Series A, Series D &
   Series L)............................        755,000      1,112,311
 *Hylsamex S.A. de C.V. Series B........         60,000         38,396
 Industrias Penoles S.A. de C.V.........        103,000        163,637
 Kimberly Clark de Mexico S.A. de C.V.
   Series A.............................        328,000        786,825
 *Nueva Grupo Mexico SA de CV
   Series B.............................        172,000        204,350
 *Organizacion Soriana S.A. de C.V.
   Series B.............................        150,000        309,355
 TV Azteca S.A. de C.V. Series A........        545,000        167,254
 Telefonos de Mexico S.A. Series A......        100,000        159,957
 Telefonos de Mexico S.A. Series L......      3,042,000      4,895,902
 Tubos de Acero de Mexico S.A...........         85,000        155,590
 *US Commercial Corp. S.A. de C.V.......        223,000         93,522
 Vitro S.A..............................        121,600         95,994

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Walmart de Mexico S.A. de C.V.
   Series C.............................        827,055   $  1,770,980
 Walmart de Mexico S.A. de C.V.
   Series V.............................        137,180        332,869
                                                          ------------
TOTAL -- MEXICO
  (Cost $21,801,618)....................                    26,117,524
                                                          ------------
THAILAND -- (7.5%)
COMMON STOCKS -- (7.5%)
 Advance Info Service Public Co., Ltd...      5,982,000      4,985,567
 BEC World Public Co., Ltd. (Foreign)...        343,700      1,691,038
 Bangkok Expressway Public Co., Ltd.
   (Foreign)............................      1,702,600        598,914
 *Bank of Ayudhya Public Co., Ltd.
   (Foreign)............................      4,125,500        654,464
 *Capetronic International (Thailand)
   Public Co., Ltd. (Foreign)...........      4,490,000         88,778
 Charoen Pokphand Foods Public Co.,
   Ltd..................................     14,442,000      1,434,403
 *DBS Thai Danu Bank Public Co., Ltd.
   (Foreign)............................      1,842,200        239,302
 Delta Electronics (Thailand) Public
   Co., Ltd. (Foreign)..................      4,100,710      2,781,258
 *Krung Thai Bank Public Co., Ltd.
   (Foreign)............................     12,981,770      2,298,184
 Land and House Public Co., Ltd.
   (Foreign)............................        213,031        391,826
 *National Finance and Securities Public
   Co., Ltd. (Foreign)..................        630,150        240,498
 National Petrochemical Public Co., Ltd.
   (Foreign)............................        100,000        106,909
 *Ratchaburi Electricity Generating
   Holding Public Co., Ltd. (Foreign)...        470,000        189,102
 *Shin Corporation Public Co., Ltd......      6,122,000      1,618,644
 *Shinawatra Satellite Public Co., Ltd.
   (Foreign)............................      1,381,225        558,904
 Siam Cement Public Co., Ltd.
   (Foreign)............................         27,000        742,429
 Siam City Cement Public Co., Ltd.
   (Foreign)............................        633,413      2,796,072
 *Siam Commercial Bank Public Co., Ltd.
   (Foreign)............................      2,276,166      1,556,865
 Siam Makro Public Co., Ltd. (Foreign)..        727,100        597,627
 *Telecomasia Corp. Public Co., Ltd.
   (Foreign)............................      6,037,200        749,531
 *Thai Military Bank Public Co., Ltd.
   (Foreign)............................      4,483,500        470,048
 Thai Union Frozen Products Public Co.,
   Ltd. (Foreign).......................      2,500,000      1,057,592
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $37,325,839)....................                    25,847,955
                                                          ------------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd.
   (Foreign) Warrants 03/31/08
   (Cost $0)............................      1,444,563              0
                                                          ------------
TOTAL -- THAILAND
  (Cost $37,325,839)....................                    25,847,955
                                                          ------------
UNITED STATES -- (7.2%)
COMMON STOCKS -- (7.2%)
 BBV Banco BHIF ADR.....................         64,200        740,226
                                             SHARES          VALUE+
                                             ------          ------
 Banco de Chile Series F ADR............         47,643   $    733,702
 Banco Santander Chile Sponsored ADR....        295,998      5,538,123
 Cia Telecom de Chile ADR...............        420,400      4,040,044
 Compania Cervecerias Uni ADR...........        115,400      1,642,142
 Cristalerias de Chile SA ADR...........         35,600        605,200
 Distribucion y Servicio D&S SA ADR.....        176,800      1,608,880
 Embotelladora Andina SA Andina ADR.....        109,600        728,840
 Embotelladora Andina SA Andina
   Series B ADR.........................         89,100        552,420
 Empresa Nacional de Elec ADR...........        514,018      3,916,817
 *Enersis SA ADR........................        285,903      1,243,678
 *Grupo Financiero Galicia S.A..........        211,011        332,342
 Lan Chile SA ADR.......................        125,900        678,601
 *Madeco SA ADR.........................         44,500         15,575
 Masisa SA ADR..........................         25,100        175,700
 Sociedad Quimica y Minera Chile ADR....         61,300      1,373,120
 Sociedad Quimica y Minera de Chile SA
   ADR Class A..........................            902         22,099
 *Telex - Chile SA ADR..................            788          2,167
 Vina Concha y Toro SA Conchatoro ADR...         27,100        856,902
                                                          ------------
TOTAL -- UNITED STATES
  (Cost $39,938,202)....................                    24,806,578
                                                          ------------
BRAZIL -- (6.8%)
PREFERRED STOCKS -- (4.9%)
 Ambev Cia de Bebidas das Americas......     12,453,835      1,864,239
 Aracruz Celulose SA Series B...........        711,999      1,206,351
 Banco Bradesco SA......................    426,242,355      1,112,498
 Banco Itau SA..........................     45,500,000      1,892,980
 *Bradespar SA..........................    197,621,010         27,090
 Brasil Telecom Participacoes SA........    157,137,922        779,768
 Brasileira de Distribuicao Pao de
   Acucar...............................     23,330,000        364,582
 Brasileira de Petroleo Ipiranga........     12,300,000         24,280
 *Centrais Electricas de Santa Catarin
   Celesc Series B......................        180,000         23,194
 Cimento Portland Itau..................        860,000        110,821
 Companhia Siderurgica Paulista Cosipa
   CSI..................................         65,000          5,346
 Copene-Petroquimica do Nordeste SA
   Series A.............................        624,000         33,531
 Coteminas Cia Tecidos Norte de Minas...      1,339,520         82,443
 Cpfl Geracao Energia SA................      2,258,921          1,963
 Duratex SA.............................      2,900,000         38,958
 *Inepar SA Industria e Construcoes.....     19,760,001          3,413
 Investimentos Itau SA..................      3,156,595      1,540,440
 Kablin SA..............................        176,875         48,492
 Lojas Americanas SA....................      2,166,794          4,188
 *Lojas Renner SA.......................        800,000          5,703
 *Paranapanema SA.......................      2,120,000            552
 Sadia SA...............................        100,000         31,803
 Siderurgica Belgo-Mineira..............        970,000         91,748
 Siderurgica de Tubarao Sid Tubarao.....     15,120,000        144,671
 Siderurgica Paulista Casipa Series B..             325            505
 Suzano de Papel e Celulose.............         54,000         68,102
 *Suzano Petroquimica SA................         54,000         21,023
 Tele Celular Sul Participacoes SA......        137,922            102

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 Tele Leste Celular Participacoes SA....        177,127   $         20
 *Tele Norte Celular Participacoes SA...        138,099             12
 Tele Norte Leste Participacoes SA......    166,862,911      1,216,879
 Telemig Celular Participacoes SA.......        138,668            112
 Telenordeste Celular Participacoes
   SA...................................        137,922            101
 *Telesp Celular Participacoes..........    616,941,089        664,725
 *Telesp Participacoes SA...............     48,000,000        487,568
 Telesudeste Celular Participacoes SA...     10,000,000         18,780
 Unibanco Unias de Bancos Brasileiros
   SA...................................      1,500,000         12,547
 Unibanco-Uniao de Bancos Brasileiros
   SA...................................     12,963,000        223,899
 Usinas Siderurgicas de Minas Gerais
   SA...................................         52,039         86,744
 Vale do Rio Doce Series A..............        165,160      4,170,330
 *Vale do Rio Doce Series B.............         81,160              0
 Votorantim Celulose e Papel SA.........     12,467,325        401,622
                                                          ------------
TOTAL PREFERRED STOCKS
  (Cost $20,059,993)....................                    16,812,125
                                                          ------------
COMMON STOCKS -- (1.9%)
 *Acos Especiais Itabira-Acesita Aces...     25,963,524          5,054
 Ambev Cia de Bebidas das Americas......      1,260,000        166,676
 Brasil Telecom Participacoes SA........     58,770,339        220,742
 Brasil Telecom SA......................      1,507,798          4,630
 Brasil Telecom SA......................    225,000,000        706,308
 *Cemig Cia Ene.........................     70,000,000        450,995
 Cpfl Geracao Energia SA................      3,140,000          3,874
 Electropaulo Electrecidade
   Metropolitana........................      8,395,000         53,972
 Embraco SA.............................        130,000         65,223
 Embraer Empresa Brasileira de
   Aeronautica..........................        393,521      1,438,149
 *Embratel Participacoes................     57,550,000         57,116
 *Embratel Participacoes SA.............     38,582,922         31,205
 *Empresa Nasional de Comercio Redito e
   Participacoes SAncorpar..............        480,000            316
 Gerdau SA..............................     56,040,000        490,111
 Lojas Americanas SA....................     14,042,476         30,876
 *Net Servicos de Communication SA......        100,000         10,966
 Petroquimica do Sul Copesul............      8,276,000        103,238
 Siderurgica Nacional Sid Nacional......     26,651,000        350,720
 Souza Cruz Industria e Comercio........        221,000      1,079,101
 Tele Celular Sul Participacoes.........     58,036,409         32,300
 Tele Centro Oeste Celular
   Participacoes........................     57,876,799        131,701
 Tele Centro Oeste Celular Participacoes
   SA...................................    230,437,922        298,828
 *Tele Leste Celular Participacoes......     73,908,726         10,942
 *Tele Norte Celular Participacoes......     57,624,254         10,743
 Tele Norte Leste Participacoes.........     57,550,710        305,308
 Telemar Norte Leste SA Series A........     40,000,000        471,557
 Telemig Celular Participacoes..........     58,527,431         66,109
 Telenordeste Celular Participacoes.....     58,131,297         38,250
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $9,009,452).....................                     6,635,010
                                                          ------------
TOTAL -- BRAZIL
  (Cost $29,069,445)....................                    23,447,135
                                                          ------------
                                             SHARES          VALUE+
                                             ------          ------
HUNGARY -- (4.3%)
COMMON STOCKS -- (4.3%)
 Budapesti Elektromos Muvek RT..........            185   $      8,674
 Delmagyarorszagi Aramszolgaltato Demasz
   RT...................................          2,275        108,524
 Egis RT................................         36,433      2,182,351
 Gedeon Richter, Ltd....................         40,954      2,253,515
 Hungarian Telecommunications Co........        460,184      1,706,096
 Magyar Olay-Es Gazipari RT.............        138,429      3,209,040
 Orszagos Takerekpenztar es Keresdelmi
   Bank RT..............................        341,220      3,212,590
 *Tiszai Vegyi Kombinat RT..............        113,415      2,038,318
                                                          ------------
TOTAL -- HUNGARY
  (Cost $11,539,849)....................                    14,719,108
                                                          ------------
POLAND -- (3.9%)
COMMON STOCKS -- (3.9%)
 *Agora SA..............................         81,074      1,098,353
 Bank Polska Kasa Opieki - Grupa Pekao
   SA...................................        122,933      2,976,401
 Bank Przemyslowo Handlowy Pbk..........         31,526      2,139,417
 Bank Zackodni Wbk SA...................         42,409        796,973
 *Big Bank Gdanski SA...................      1,426,622      1,117,078
 Bre Bank SA............................         17,201        375,843
 *Browary Zywiec SA.....................         15,860      1,438,998
 Frantschach Swiecie SA.................         52,999        449,248
 Kredyt Bank SA.........................        248,476        929,576
 *Optimus Technologie...................          6,873         11,105
 Orbis SA...............................         77,409        351,171
 *Polish Telecom TPSA...................        296,434      1,031,621
 *Prokom Software SA....................         21,336        676,219
                                                          ------------
TOTAL -- POLAND
  (Cost $12,332,415)....................                    13,392,003
                                                          ------------
PHILIPPINES -- (3.6%)
COMMON STOCKS -- (3.6%)
 Aboitiz Equity Ventures, Inc...........      7,014,400        304,034
 Ayala Corp.............................     13,893,600      1,232,968
 Ayala Land, Inc........................     18,687,576      1,728,230
 Bank of the Philippine Island..........      2,208,511      1,609,191
 *Equitable PCI Bank, Inc...............        875,000        416,861
 *Filinvest Development Corp............      4,664,500        102,832
 *Filinvest Land, Inc...................     18,170,700        302,138
 La Tondena Distillers, Inc.............        693,200        440,333
 Metro Bank and Trust Co................      3,293,635      1,907,570
 Petron Corp............................     19,893,000        594,653
 *Philippine Long Distance Telephone
   Co...................................        174,940        947,830
 *Philippine National Bank..............        259,975        121,427
 SM Prime Holdings, Inc.................     22,614,000      2,154,720
 Security Bank Corp.....................        320,842         64,438
 *Southeast Asia Cement Holdings, Inc...         30,190             14
 Union Bank of the Philippines..........        812,300        276,964
 Universal Robina Corp..................      3,158,100        182,907
                                                          ------------
TOTAL -- PHILIPPINES
  (Cost $39,463,432)....................                    12,387,110
                                                          ------------
ARGENTINA -- (1.9%)
COMMON STOCKS -- (1.9%)
 *Acindar Industria Argentina de Aceros
   SA Series B..........................        899,000        178,314
 *Alpargatas SA Industrial y Comercial..          1,078              0
                                                          ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                             SHARES          VALUE+
                                             ------          ------
 *Alto Palermo SA Series A..............          5,000   $      2,882
 *Banco del Sud Sociedad Anonima
   Series B.............................         29,000          9,563
 *Banco Frances del Rio de la Plata
   SA...................................        467,809        450,023
 *Capex SA Series A.....................         52,893         35,408
 *Celulosa Argentina SA Series B........         18,750          8,740
 *Central Costanera SA Series B.........        114,100         84,868
 *Central Puerto SA Series B............         16,000          3,134
 *Garovaglio y Zorraquin SA.............         28,000          6,942
 Gas Natural SA, Buenos Aires...........        345,000         58,165
 *IRSA Inversiones y Representaciones
   SA...................................        643,419        293,526
 *Juan Minetti SA.......................        353,151         99,816
 Ledesma S.A.A.I........................        135,378        115,798
 *Metrogas SA Series B..................        543,115         76,754
 *Molinos Rio de la Plata SA
   Series B.............................        694,833        821,738
 *PC Holdings SA Series B, Buenos
   Aires................................      2,274,901      1,161,888
 *Renault Argentina SA..................        176,559         39,835
 *Siderar SAIC Series A.................        721,484        976,684
 Siderca SA Series A....................        714,907      1,045,770
 *Solvay Indupa S.A.I.C.................        555,366        267,126
 *Telecom Argentina Stet-France SA
   Series B.............................        977,000        382,725
 *Transportadora de Gas del Sur SA
   Series B.............................      1,028,000        323,692
                                                          ------------
TOTAL COMMON STOCKS
  (Cost $24,575,830)....................                     6,443,391
                                                          ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $45,834).......................                        14,607
                                                          ------------
TOTAL -- ARGENTINA
  (Cost $24,621,664)....................                     6,457,998
                                                          ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,024)........................                         1,124
                                                          ------------

                                              FACE
                                             AMOUNT
                                              (000)
                                             ------

TEMPORARY CASH INVESTMENTS -- (3.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $13,157,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $13,140,554) to be
   repurchased at $12,947,305
   (Cost $12,946,000)...................  $      12,946     12,946,000
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $393,385,585)++.................                  $343,551,922
                                                          ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $395,455,540.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE EMERGING MARKETS SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value..............................  $343,552
Cash..............................................        99
Receivables:
  Dividends, Interest and Tax Reclaims............       346
  Investment Securities Sold......................        24
  Fund Shares Sold................................       387
                                                    --------
    Total Assets..................................   344,408
                                                    --------

LIABILITIES:
Payables:
  Investment Securities Purchased.................       101
  Fund Shares Redeemed............................       143
  Due to Advisor..................................        27
Deferred Thailand Capital Gains Tax...............       865
Accrued Expenses and Other Liabilities............        79
                                                    --------
    Total Liabilities.............................     1,215
                                                    --------
NET ASSETS........................................  $343,193
                                                    ========
Investments at Cost...............................  $393,386
                                                    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE EMERGING MARKETS SERIES
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $987).........................................  $ 6,501
  Interest........................................      168
                                                    -------
        Total Investment Income...................    6,669
                                                    -------
EXPENSES
  Investment Advisory Services....................      337
  Accounting & Transfer Agent Fees................      392
  Custodian Fees..................................      370
  Legal Fees......................................        3
  Audit Fees......................................        4
  Shareholders' Reports...........................        8
  Trustees' Fees and Expenses.....................        2
  Other...........................................       20
                                                    -------
        Total Expenses............................    1,136
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................    5,533
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT
    SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (19,675)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................     (308)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................   18,972
  Translation of Foreign Currency Denominated
    Amounts.......................................        4
  Deferred Thailand Capital Gains Tax.............     (865)
                                                    -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................   (1,872)
                                                    -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $ 3,661
                                                    =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE EMERGING MARKETS SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR       YEAR
                                           ENDED       ENDED
                                          NOV. 30,   NOV. 30,
                                            2002       2001
                                          --------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  5,533   $  5,985
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................   (19,675)   (18,827)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............      (308)      (548)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....    18,972    (14,797)
  Translation of Foreign Currency
    Denominated Amounts.................         4         47
  Deferred Thailand Capital Gains Tax...      (865)        --
                                          --------   --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     3,661    (28,140)
                                          --------   --------
Transactions in Interest:
  Contributions.........................    74,308     69,137
  Withdrawals...........................   (42,496)   (30,003)
                                          --------   --------
        Net Increase (Decrease) From
          Transactions in Interest......    31,812     39,134
                                          --------   --------
        Total Increase (Decrease).......    35,473     10,994
NET ASSETS
  Beginning of Period...................   307,720    296,726
                                          --------   --------
  End of Period.........................  $343,193   $307,720
                                          ========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          THE EMERGING MARKETS SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period....        N/A+         N/A+         N/A+         N/A+         N/A+
                            --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............         --           --           --           --           --
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......         --           --           --           --           --
                            --------     --------     --------     --------     --------
Total from Investment
  Operations.............         --           --           --           --           --
                            --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............         --           --           --           --           --
  Net Realized Gains.....         --           --           --           --           --
                            --------     --------     --------     --------     --------
Total Distributions......         --           --           --           --           --
                            --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................        N/A+         N/A+         N/A+         N/A+         N/A+
                            ========     ========     ========     ========     ========
Total Return.............       2.10%       (8.54)%     (22.30)%      53.78%      (12.27)%

Net Assets, End of Period
  (thousands)............   $343,193     $307,720     $296,726     $344,175     $231,632
Ratio of Expenses to
  Average Net Assets.....       0.34%        0.46%        0.46%        0.46%        0.53%
Ratio of Net Investment
  Income to Average
  Net Assets.............       1.64%        1.94%        1.33%        1.34%        1.66%
Portfolio Turnover
  Rate...................          8%           6%          12%          16%          10%

--------------

N/A+ Not applicable as The Emerging Markets Series is organized as a partnership, and does not have a unitized value.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Emerging Markets Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $1,462.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

Purchases.........................................  $61,128
Sales.............................................   27,283

E. FEDERAL INCOME TAX:

    No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to its Feeder Fund.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $ 67,938
Gross Unrealized Depreciation.....................  (119,842)
                                                    --------
    Net...........................................  $(51,904)
                                                    ========

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2002, borrowings by the Series under the line were as follows:

  WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
   AVERAGE     AVERAGE LOAN     DAYS      EXPENSE   BORROWED DURING
INTEREST RATE    BALANCE     OUTSTANDING  INCURRED    THE PERIOD
-------------  ------------  -----------  --------  ---------------
  2.62%          $700,000           3       $153      $1,050,000

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank for the year ended November 30, 2002.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE EMERGING MARKETS SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.